Net (Loss)/Income per Share	12 Months Ended
Dec. 31, 2023
Net (Loss)/Income per Share
Net (Loss)/Income per Share

15.Net (Loss)/Income per Share

For the years ended December 31, 2021, 2022 and 2023, the following shares outstanding were excluded from the calculation of diluted net (loss)/income per share, as their inclusion would have been anti-dilutive for the periods prescribed but which could potentially dilute EPS in the future.

	For the year ended December 31,
	2021	2022	2023
Share options	7,036,117	—	—
Restricted shares	5,680,877	—	—
Restricted share units	2,462,618	—	—
Total	15,179,612	—	—

The following table sets forth the computation of basic and diluted net (loss)/income per share of the Company for the years ended December 31, 2021, 2022 and 2023:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Numerator:
Net (loss)/income	(127,250)	86,504	(134,515)
Less: accretions to preferred shares redemption value	—	—	—
Less: net loss attributable to the non-controlling interest shareholders	—	(13)	(7,864)
Net (loss)/income attributable to Sound Group Inc.’s ordinary shareholders	(127,250)	86,517	(126,651)

Denominator:
Weighted average number of ordinary shares outstanding, basic	991,715,849	1,036,485,949	1,078,969,851
Add:
Share options	—	852,691	—
Restricted shares	—	1,279,270	—
Weighted average number of ordinary shares outstanding, diluted	991,715,849	1,038,617,910	1,078,969,851

Basic net (loss)/income per share attributable to Sound Group Inc.’s ordinary shareholders	(0.13)	0.08	(0.12)
Diluted net (loss)/income per share attributable to Sound Group Inc.’s ordinary shareholders	(0.13)	0.08	(0.12)